Interest and Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2020
Pyxis Maritime Corporation
Schedule of Interest and Finance Costs

The amounts in the accompanying consolidated statements of comprehensive loss are analyzed as follows:

	For the years ended December 31,
	2018	2019	2020
Interest on long-term debt (Note 7)	$3,835	$5,122	$4,184
Interest on promissory note (Note 3)	213	395	452
Long-term debt prepayment fees	56	—	—
Amortization and write-off of financing costs	386	258	328
Total	$4,490	$5,775	$4,964